Consolidated Statements Of Comprehensive Earnings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net earnings	$ 40,933	$ 101,743	$ 47,900
Foreign currency translation gain (loss)	3,423	(4,185)	14,360
Reclassification to earnings of other comprehensive income on investment (note 4)	2,553
Comprehensive earnings	46,909	97,558	62,260
Less: Comprehensive earnings attributable to non-controlling shareholders	34,689	27,462	35,178
Comprehensive earnings attributable to Company	$ 12,220	$ 70,096	$ 27,082